Document and Entity Information	Aug. 13, 2018
Prospectus:
Document Type	497
Document Period End Date	Aug. 13, 2018
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Aug. 13, 2018
Document Effective Date	Aug. 13, 2018
Prospectus Date	Mar. 24, 2018
ATAC Rotation Fund | Investor Class Shares
Prospectus:
Trading Symbol	ATACX
ATAC Rotation Fund | Institutional Class Shares
Prospectus:
Trading Symbol	ATCIX